STOCKHOLDERS EQUITY (Tables)	9 Months Ended
Sep. 30, 2021
Class of Stock [Line Items]
Schedule of Preferred and Founders Preferred Stock

The following table is a summary of the preferred stock and founders preferred stock as of September 30, 2021 (unaudited), December 31, 2020 and 2019 (in thousands, except for share data):

						Per Share
		Shares Issued		Issue Price		Liquidation
	Shares Authorized	and Outstanding	Cash Raised	per Share		Preference
Founders Preferred Stock	1,124,856	162,558	$—	$0.00		$0.00
Series A-1 Preferred Stock	3,654,873	3,654,873	375	0.10		0.10
Series A-2 Preferred Stock	5,372,703	5,372,703	735	0.14		0.14
Series A-3 Preferred Stock	2,485,296	2,485,296	425	0.17		0.17
Series A-4 Preferred Stock	590,688	590,688	100	0.17		0.17
Series A-5 Preferred Stock	2,680,236	2,680,236	550	0.21		0.21
Series A-6 Preferred Stock	3,647,817	3,647,817	2,390	0.66		0.66
Series A-7 Preferred Stock	15,139,917	15,139,917	12,399	0.82		0.82
Series B Preferred Stock	32,834,601	32,834,601	30,000	0.91	(1)	0.93
Series C Preferred Stock	20,949,454	20,949,454	70,001	3.34	(1)	3.50
Total	88,480,441	87,518,143	$116,975
(1)

As part of our series B and C financing round, certain founders of the Company sold 0.7 and 1.0 million shares of founders preferred stock respectively, on a post-split basis, to an investor. Immediately after the sale, the founders preferred stock was converted into series B and C preferred stock. The original issuance price for the series B and C financing round was $0.93 and $3.50 respectively. The share price of $0.91 and $3.34 presented in the table above represents the average share price of shares issued and outstanding after the founder preferred stock was converted into series B and C shares.

Schedule of warrants issued and outstanding

				Exercise
				Price per
Issue Date	Underlying Security	Reason for Grant	Warrants Outstanding	Share	Expiration
March 12, 2021	Common Stock	Services	285,714	$3.50	March 12, 2026
March 15, 2021	Common Stock	Services	571,428	$3.50	March 15, 2026

Schedule of fair value of the common stock warrants valuation assumptions

	Nine Months Ended September 30,		Years Ended December 31,
	2021	2020	2020	2019

	(unaudited)
Risk-free interest rate	0.55 – 1.09%	0.29 – 1.63%	0.29 – 1.63%	1.64 – 2.63%
Expected term (in years)	5.47 – 6.07	5.82 – 6.05	5.66 – 6.28	5.71 – 6.28
Expected dividend yield.	0%	0%	0%	0%
Expected volatility	36.88 – 51.52%	31.29 – 36.38%	31.29 – 36.85%	31.00 – 31.50%

Warrant [Member]
Class of Stock [Line Items]
Schedule of fair value of the common stock warrants valuation assumptions

Risk – free interest rate	0.84 – 0.85%
Expected term (in years)	5.00
Expected dividend yield	0%
Expected volatility	38.02 – 38.14%